Business Combinations, Divestiture and Private Placement - Askida (Details)				2 Months Ended	12 Months Ended
	Feb. 01, 2022 CAD ($) shares	Feb. 01, 2021 shares	Feb. 01, 2020 CAD ($) installment shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 shares
Disclosure of detailed information about business combination [line items]
Issuance of shares on business acquisition (in shares) | shares						17,458,348
Askida Inc.
Disclosure of detailed information about business combination [line items]
Interests acquired			100.00%
Consideration paid			$ 16,000,000
Cash payable			$ 11,655,000
Number of equal installments | installment			2
Cash consideration for acquisition	$ 3,258,750		$ 8,396,250
Aggregate value	4,345,000
Issuance of shares on business acquisition (in shares) | shares					600,384
Acquisition related costs					$ 265,000
Revenue from business acquired				$ 1,708,000
Gross margin from business acquired				210,000
Profit (loss) from business acquired				$ (499,000)
Proforma revenue					12,465,000
Proforma gross margin					3,914,000
Proforma profit (loss) before income taxes					$ (87,000)
Askida Inc. | Subordinate Voting Shares
Disclosure of detailed information about business combination [line items]
Aggregate value	$ 2,172,500
Share consideration payable (in shares) | shares			1,200,765
Issuance of shares on business acquisition (in shares) | shares	300,192	300,189	600,384		600,384